2. Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Investment Securities Details Narrative
Book value of available for sale securities, pledged as collateral for repurchase agreements	$ 23,566,180	$ 33,604,595
Fair value of available for sale securities, pledged as collateral for repurchase agreements	23,496,927	33,469,254
Proceeds from sales of securities	7,019,450
Gains from sales of securities	22,802
Loss from sales of securities	5,300
Investment in FHLBB stock	1,853,500	2,167,700
Investment in FRBB stock	$ 588,150	$ 588,150